Finance Income and Expenses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 14,264	$ 15,195	$ 27,985	$ 29,335
Convertible Notes
Disclosure of detailed information about borrowings [line items]
Nominal coupon rate	9.25%		9.25%
Interest expense on borrowings	$ 9,100	$ 9,200	$ 17,800	$ 18,100